Accrued Expenses and Other Current Liabilities	6 Months Ended
Jun. 30, 2025
Accrued Expenses and Other Current Liabilities
Accrued Expenses and Other Current Liabilities

7.Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of December 31,	As of June 30,
	2024	2025	2025
	RMB	RMB	US$
Amounts due to third-parties	22,627	19,803	2,764
Income tax payables	15,178	16,054	2,241
Other tax payables	1,256	1,256	175
Salary and welfare payables	7,685	9,390	1,311
Deposits received from ride-hailing drivers	2,342	1,889	264
Purchase consideration payable	15,725	15,765	2,201
Others	9,456	11,388	1,590
Total	74,269	75,545	10,546